Exhibit 99.13

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
4000027869	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/30/2023	Cleared	654	Credit	CoBorrower Liabilities Verified Indicator is Partial	CoBorrower liabilities verified indicator is Partial; BX has two student loans with balances of $XXX and $XXX that are not reflected on the XXX or included in the DTI. Per the AOC guidelines dated XX/XX/XXXX a monthly payment of XXX% of the student loan balance may be used in lieu of obtaining documentation when the student loan payment is not reported to the credit bureau. However, the actual monthly payment per the credit report reflects $XXXX/mo and $XXXX/mo. Per the guidelines the actual payment does not appear reasonable and indicative of the remaining balance, therefore .XX% of the balance was included in the DTI.

Change status of 'CoBorrower Liabilities Verified Indicator is Partial' from Active to Open Rebuttal.;
Received an updated XXXX/Income Calc/CRSE regarding the income and liabilities utilized. The income for BX was updated accordingly. The XXXX was updated to show that X liability for BX was marked at not included because documentation confirms the business makes the payment. In addition, the credit report shows a set amount for the student loans. Proceeding with this amount. Updating loan accordingly. ; BX has two student loans with balances of $XXX and $XXX that are not reflected on the XXXX or included in the DTI. Per the AOC guidelines dated XX/XX/XXXX a monthly payment of .XX% of the student loan balance may be used in lieu of obtaining documentation when the student loan payment is not reported to the credit bureau. However, the actual monthly payment per the credit report reflects $XXXX/mo and $XXXX/mo. Per the guidelines the actual payment does not appear reasonable and indicative of the remaining balance, therefore .XX% of the balance was included in the DTI.;
;
02/09/2024	CoBorrower liabilities verified indicator is Present. Received an updated XXX/Income Calc/CRSE regarding the income and liabilities utilized. The income for BX was updated accordingly. The XXX was updated to show that XXX liability for BX was marked at not included because documentation confirms the business makes the payment. In addition, the credit report shows a set amount for the student loans. Proceeding with this amount. Updating loan accordingly.	02/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000027869	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/30/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Per guidelines, self-employed borrowers must provide X years' personal and business tax returns. The file contains XXX returns and personal tax transcripts for XXXX, however the transcripts are filed jointly with XXX and unable to confirm the Schedule C income on the transcript is for the borrower's business. Please provide the borrower's XXX business returns.	Uploaded lock confirmation showing this is a X yr tax return program. Provided LOX and all XXX inco {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	12/05/2023	exception resolved. ; Per guidelines, self-employed borrowers must provide XXX years' personal and business tax returns. The file contains XXXX XXXXS returns and personal tax transcripts for XXXX, however the transcripts are filed jointly with XXX and unable to confirm the Schedule C income on the transcript is for the borrower's business. Please provide the borrower's XXX business returns. ; Received Verification the loan was locked under the XXX year tax return program. Exception resolved.	12/05/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000027869	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/30/2023	Cleared	1258	Credit	CoBorrower Employment Verification does not meet guidelines	Per guidelines, self-employed borrowers must provide XXX years' personal and business tax returns. The file contains XXXX personal XXXX’s and tax transcripts for XXXX, however unable to confirm the Schedule C income on the transcript is for the co-borrower's business. Please provide the co-borrower's XXX personal and business returns.	Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received Verification the loan was locked under the X year tax return program. Exception resolved.	12/05/2023	exception resolved requesting X yr tax returns.	12/05/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000027869	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/30/2023	Cleared	1262	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval; Per the XXXX, the co-borrower's income is $XXX/mo. The single year Schedule C provided calculated to $XXX/mo. The property shown on Schedule E was excluded from consideration because the property detail report did not confirm the borrower's ownership of the property and also was not reflected on the XXXX. Please provide verification of income for the co-borrower to support $XXX which was used to qualify.	Change status of 'CoBorrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received an updated XXXX/Income Calc/CRSE regarding the income and liabilities utilized. The income for BX was updated accordingly. The XXXX was updated to show that X liability for BX was marked at not included because documentation confirms the business makes the payment. In addition, the credit report shows a set amount for the student loans. Proceeding with this amount. Updating loan accordingly. ; Per the XXXX, the co-borrower's income is $XXX/mo. The single year Schedule C provided calculated to $XXX/mo. The property shown on Schedule E was excluded from consideration because the property detail report did not confirm the borrower's ownership of the property and also was not reflected on the XXXX. Please provide verification of income for the co-borrower to support $XXX which was used to qualify.	02/09/2024	The coborrower income verification does match approval. Received an updated XXX/Income Calc/CRSE regarding the income and liabilities utilized. The income for BX was updated accordingly. The XXX was updated to show that XXX liability for BX was marked at not included because documentation confirms the business makes the payment. In addition, the credit report shows a set amount for the student loans. Proceeding with this amount. Updating loan accordingly.	02/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000027869	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/30/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	11/30/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000027869	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/30/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/30/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000027869	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/30/2023	Acknowledged	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX% exceeds guideline maximum of XXX%.; BX has two student loans with balances of $XXX and $XXX that are not reflected on the XXX or included in the DTI. Per the AOC guidelines dated XX/XX/XXXX a monthly payment of XXX% of the student loan balance may be used in lieu of obtaining documentation when the student loan payment is not reported to the credit bureau. However, the actual monthly payment per the credit report reflects $XXXX/mo and $XXXX/mo. Per the guidelines the actual payment does not appear reasonable and indicative of the remaining balance, therefore XXX% of the balance was included in the DTI.Additionally, BX has a property shown on her XXX Schedule E that according to the Property Report she did not own. There were no entries for income or expense made for the property at XXX. Per the RealQuest Property Detail Report that address has been owned by XXX since XX/XX/XXXX therefore no rental income was included.	Uploaded XX/XX/XXXX, updated income calculation for BX, CRSE, and Exception Approval by XXX. This XXX Uploaded the document {XXX}	02/09/2024	Change severity of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Material to Non-Material.; Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Qualifying DTI of XXX% exceeds guideline maximum of XXX%. Exception form from XXX and XXX received. Guidelines state max DTI is XX%. Actual - XXX%. Investor (XXX) has approved this loan with a DTI of XXX%. Compensating Factors : Qualifying Credit Score is XXX; Payment Shock is only XXX%; Reserves of XXXX Months; Residual Income of $XXX; Credit History - XxXX-last XX months; Qualifying LTV is XX. Lender provided exception for the loan not meeting the guideline requirements. ; Qualifying DTI of XXX% exceeds guideline maximum of XXX%.;
;
BX has two student loans with balances of $XXX and $XXX that are not reflected on the XXXX or included in the DTI. Per the XXX guidelines dated XX/XX/XXXX a monthly payment of .XX% of the student loan balance may be used in lieu of obtaining documentation when the student loan payment is not reported to the credit bureau. However, the actual monthly payment per the credit report reflects $XXXX/mo and $XXXX/mo. Per the guidelines the actual payment does not appear reasonable and indicative of the remaining balance, therefore .XX% of the balance was included in the DTI.Additionally, BX has a property shown on her XXX Schedule E that according to the Property Report she did not own. There were no entries for income or expense made for the property at XXX. Per the XXX that address has been owned by XXX and XXX since X/XX/XXXX therefore no rental income was included. ; Qualifying DTI of XXX% exceeds guideline maximum of XXX%. Exception form from XXX and XXX received. Guidelines state max DTI is XX%. Actual XXX%. Investor (XXX) has approved this loan with a DTI of XXX%. Compensating Factors : Qualifying Credit Score is XXX; Payment Shock is only XXX%; Reserves of XXX Months; Residual Income of $XXX; Credit History - XxXX-last XX months; Qualifying LTV is XX. Lender provided exception for the loan not meeting the guideline requirements. ; Received an updated XXX/Income Calc/CRSE regarding the income and liabilities utilized. The income for BX was updated accordingly. The XXX was updated to show that X liability for BX was marked at not included because documentation confirms the business makes the payment. In addition, the credit report shows a set amount for the student loans. Proceeding with this amount. Updating loan accordingly.	02/16/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000022783	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXXXXXXX )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No proof of appraisal delivery to the borrower unable to consider HPML as compliant	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/25/2024	01/25/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000022783	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2024	Cleared	-96413	Compliance	XXX Average Prime Offer Rate APR Threshold Exceeded	This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; No proof of appraisal delivery to the borrower unable to consider Rate Spread home loan is compliant	Change status of 'XXX Average Prime Offer Rate APR Threshold Exceeded' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'NC RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/25/2024	01/25/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000022783	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2024	Cleared	3531	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.	proof rec {XXXXX}; Uploaded the document {XXXXX}; Uploaded the document {XXXXX}	01/10/2024	Change status of 'Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (XX CFR XXXXXXX(c)(X))' from Open Rebuttal to Active.;
Received appraisal acknowledgement showing the appraisal was received. Provided to compliance for review. ; Evidence of Appraisal Delivery to the Borrower Not Provided.; Evidence of Appraisal Delivery to the Borrower Provided.	01/10/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000022783	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2024	Cured Post Close	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(X)(i).	coc {XXXXX}; label, ck, lox, and pccd {XXXXX}; upld lox,label,ck,pccd, and proof delivered {XXXXX}; Uploaded the document {XXXXX}; Uploaded the document {XXXXX}; Uploaded the document {XXXXX}; Uploaded the document {XXXXX}	01/25/2024	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
COC uploaded - provided to compliance for review.;
XX/XX/XXXX - COC indicates reason for transfer taxes being added was due to the sales contract stating the buyer is responsible, however the sales contract was dated in XXX, which is significantly before the COC date which makes the COC invalid. ;
; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.A COC Record was uploaded and provided to compliance for review. ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Cured Post Close.;
XX/XX/XXXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XX/XX/XXXX which downgrades the exception to a B;	01/25/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000022783	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/09/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000022783	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/09/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/09/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000023632	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/15/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/15/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023632	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/15/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	01/15/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023632	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/15/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/15/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024160	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/19/2024	Acknowledged	3812	Credit	Interested Party Contribution – Exceeds Guidelines	The Interested Party Contributions of XXX exceed XXX allowable per guidelines. ; Received an updated CRSE. Seller Concession > maximum allowed. XXX interested party contributions exceeds the XXX allowable. Compensating Factors : Qualifying Credit Score is XXX; DTI XXX% (Housing Ratio) or XXX% (Total); Monthly housing payment is changing by XXX monthly; Qualifying payment Shock is XXX%; Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. Seller Concession &gt; maximum allowed. XXXX interested party contributions exceeds the XXXX allowable. Compensating Factors : Qualifying Credit Score is XXX; DTI XXX% (Housing Ratio) or XXX% (Total); Monthly housing payment is changing by XXX monthly; Qualifying payment Shock is XXX%; Borrower with same Employer/Business for XX years. Lender provided exception for the loan not meeting the guideline requirements. ; Sent Exception {XXX}; Uploaded the document {XXX}.	01/22/2024	Change severity of 'Interested Party Contribution – Exceeds Guidelines' from Material to Non-Material.; Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. Seller Concession &gt; maximum allowed. XXXX interested party contributions exceeds the XXXX allowable. Compensating Factors : Qualifying Credit Score is XXX; DTI XXX% (Housing Ratio) or XXX% (Total); Monthly housing payment is changing by XXX monthly; Qualifying payment Shock is XXX%; Borrower with same Employer/Business for XX years. Lender provided exception for the loan not meeting the guideline requirements. ; The Interested Party Contributions of XXXX exceed XXXXallowable per guidelines. ;
01/23/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000024160	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/19/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/19/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000024160	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/19/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/19/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000023904	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/01/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXXXXXXX )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	02/01/2024	02/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023904	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/01/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023904	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/01/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026377	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/06/2024	Cured Post Close	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(X)(i).	Sent XXX Label/LOX/PCCD/Copy of Refund Check {XXXXX}; Sent Proof XXX was delivered for refund check to Bwr {XXXXX}; Uploaded the document {XXXXX}; Uploaded the document {XXXXX}	02/14/2024	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
PCCD documentation was received. Pending confirmation from XXX confirming borrower received the package. Once confirmation is received; PCCD documents will be sent to compliance for review. ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Cured Post Close.;
X/XX/XXXX - PCCD, LOE, copy of check and proof of shipment provided with XX days of discovery XX/XX/XXXX which downgrades the exception to a B;	02/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000026377	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/06/2024	Cured Post Close	-96348	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXXXXX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXXXXX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(X)(i).	Sent XXX Label/LOX/PCCD/Copy of Refund Check {XXXXX}; Sent Proof XXX was delivered for refund check to Bwr {XXXXX}; Uploaded the document {XXXXX}; Uploaded the document {XXXXX}	02/14/2024	Change status of 'Lender Credits That Cannot Decrease Test' from Open Rebuttal to Active.;
PCCD documentation was received. Pending confirmation from XXX confirming borrower received the package. Once confirmation is received; PCCD documents will be sent to compliance for review. ; Change status of 'Lender Credits That Cannot Decrease Test' from Open Rebuttal to Cured Post Close.;
X/XX/XXXX - PCCD, LOE, copy of check and proof of shipment provided with XX days of discovery XX/XX/XXXX which downgrades the exception to a B;	02/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000026377	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/06/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000026377	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/06/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000026377	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/06/2024	Cleared	-96365	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXXXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXXXX(e)(X)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXXXX(e)(X)(vi).; The XXX% tolerance violation in the amount of $XXX is due to increase in title fees from the Initial CD to the Final CD. The file is missing the service provider list, all fees in section C are calculated in the XXX% tolerance category	Sent SPL {XXXXX}; Uploaded the document {XXXXX}	02/07/2024	Change status of 'Charges That In Total Cannot Increase More Than XX% Test' from Open Rebuttal to Active.;
Copy of the Service Provider's List provided to compliance for review. ; This loan passed the charges that in total cannot increase more than XX% test. (XX CFR §XXXXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXXXXX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXXX) do not exceed the comparable charges ($XXXX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXXXX(e)(X)(vi).	02/15/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000025706	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/10/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	02/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025706	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/12/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025706	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/12/2024	Cleared	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.; The bank balance for account #XXXX was shown to be $XXX on the XXX. The statement in file only confirmed $XXX. As a result, the verified assets do not meet the guideline minimum for reserves. Either the bank statement showing the higher balance is required, or an exception to the guideline needs to be approved.	Sent LOX and Bank printout for acct #XXXX with bal of $XXX {XXXXX}; Uploaded the document {XXXXX}	02/13/2024	The liquid reserves of XXXX months or $XXXX, are less than the Guidelines minimum required of XXXX or $XXXX.;
;
The bank balance for account #XXXX was shown to be $XXX on the XXXX. The statement in file only confirmed $XXXX. As a result, the verified assets do not meet the guideline minimum for reserves. Either the bank statement showing the higher balance is required, or an exception to the guideline needs to be approved.; The liquid reserves of XXXX months or $XXXX, is greater than or equal to the Guidelines minimum required of XXXX or $XXXX. Received an LOX with a copy of the updated bank statement dated X/XX/XXXX for Acct. XXXX. Updating the account balance - exception cleared. ; Received an LOX with a copy of the updated bank statement dated X/XX/XXXX for Acct. XXXX. Updating the account balance - exception cleared.	02/14/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025586	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/10/2024	Cleared	-96485	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXXXXX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXXXXXXX and as it relates to §XXXXXXX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXXXXX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; The initial LE issued XX/XX/XX is missing from the loan file.	Sent Initial LE dated XX/XX/XXXX {XXXXX}; Uploaded the document {XXXXX}	02/13/2024	Change status of 'Initial Loan Estimate Delivery Date Test (from application)' from Open Rebuttal to Active.;
Initial LE dated XX/XX/XXXX provided to compliance for review. ; This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXXXXX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXXXXXXX and as it relates to §XXXXXXX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXXXXX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.	02/23/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025586	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/10/2024	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(X)(i).; The zero tolerance violation in the amount of $XXXX is due to the Initial LE dated XX/XX/XX missing from the loan file. Please provide the intial LE.	Sent Initial LE dated XX/XX/XXXX {XXXXX}; Uploaded the document {XXXXX}	02/13/2024	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
Initial LE dated XX/XX/XXXX provided to compliance for review. ; This loan passed the charges that cannot increase test. (XX CFR §XXXXXXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXXXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(X)(i).	02/23/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025586	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/10/2024	Cleared	-96365	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXXXX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX) exceed the comparable charges ($XXX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXXXX(e)(X)(vi).;	Sent Initial LE dated XX/XX/XXXX {XXXXX}; Sent SPL {XXXXX}; Uploaded the document {XXXXX}; Uploaded the document {XXXXX}	02/22/2024	Change status of 'Charges That In Total Cannot Increase More Than XX% Test' from Active to Open Rebuttal.;
XX/XX/XX--Received SPL from client for testing; Change status of 'Charges That In Total Cannot Increase More Than XX% Test' from Open Rebuttal to Active.;
Copy of the SPL was provided to compliance for review. ; Change status of 'Charges That In Total Cannot Increase More Than XX% Test' from Open Rebuttal to Active.;
Initial LE dated XX/XX/XXXX provided to compliance for review. ;This loan passed the charges that in total cannot increase more than XX% test. (XX CFR §XXXXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXXXXX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX) do not exceed the comparable charges ($XXX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXXXX(e)(X)(vi).; Applied SPL for testing-- exception cleared; Documentation required: service providers list is missing from file. Section C fees are calculated in the XX% tolerance when no service provider list is in file.	02/23/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025586	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/10/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXXXXXXX )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXXXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXXXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXXXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML loan with established escrows and met appraisal requirements. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML loan with established escrows and met appraisal requirements. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML loan with established escrows and met appraisal requirements.; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML loan with established escrows and met appraisal requirements.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML loan with established escrows and met appraisal requirements. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML loan with established escrows and met appraisal requirements. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML loan with established escrows and met appraisal requirements.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML loan with established escrows and met appraisal requirements.	02/23/2024	02/23/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025586	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/12/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/12/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025586	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/12/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/12/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026957	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/12/2024	Acknowledged	932	Property	Origination Appraisal is Partial	Origination Appraisal is Partial.; Credit Risk Summary reflects exception granted regarding subject square footage. Guidelines reflect minimum XXX square feet. Subject is XXX. Approved by XXX.	Change status of 'Origination Appraisal is Partial' from Active to Acknowledged by Client. Credit Risk Summary reflects exception granted regarding subject square footage. Guidelines reflect minimum XXX square feet. Subject is XXX. Approved by XXX. The comps provided are of similar size and support the value and supports the market acceptance of properties this size. Comp Factors include XXX Fico, XXX mo reserves, and payment decreasing by XXX.	02/12/2024	02/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				D	B	D	B	C	A	D	B	A	A	C	C	C	A	D	C	D	A	C	C	C	A	D	C	D	A	D	C	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000026957	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/12/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	02/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				D	B	A	A	C	A	D	B	A	A	C	C	C	A	D	C	D	A	C	C	C	A	D	C	D	A	D	C	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000026957	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/12/2024	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. The file is missing the Appraisal form XXX to verify the Market rents.	Uploaded the XXXX to support rent. {XXXXX}; Uploaded the document {XXXXX}	02/13/2024	The borrower income verification does match approval; Received copy of the Appraisal Form XXXX and confirmed the amounts. Exception cleared.	02/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
																				D	B	C	A	C	A	D	B	A	A	C	C	C	A	D	C	D	A	C	C	C	A	D	C	D	A	D	C	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
4000024626	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/21/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	02/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024626	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/21/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000024626	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/21/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026077	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/12/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXXXXXXX )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	02/15/2024	02/15/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026077	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/12/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/12/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026077	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/12/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/12/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026077	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/12/2024	Cleared	-96468	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXXXX(f)(X)(i) no later than three business days before consummation.;	The initial CD was issued on X/XX/XXXX and viewed by the borrower that same day. The closing date w {XXXXX}; Uploaded the document {XXXXX}; Uploaded the Initial CD. {XXXXX}	02/14/2024	This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXXXX(f)(X)(i) no later than three business days before consummation.; Initial CD provided to compliance for review.	02/15/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026296	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/12/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXXXXXXX )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXXXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	02/13/2024	02/13/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026296	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/13/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/13/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026296	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/13/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/13/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026398	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/13/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	02/13/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026398	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/13/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/13/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026398	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/13/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/13/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026198	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/13/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	02/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026198	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/14/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026198	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/14/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025808	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/13/2024	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines	Guidelines require a CPA letter confirming ownership and a Verification of business existence within XXX days of execution. Please provide a CPA letter and a VOE date XX/XX/XXXX or later.	Uploaded the document {XXXXX}	02/15/2024	Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.; Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. CPA letter is required to confirm ownership. Alternate documentation provided to confirm ownership was provided. Compensating Factors : DTI - XXX% (Housing) // XXX% (Total); Payment decrasing by XXX; Reserves of XXXXX Months; Residual Income of $XXXX. Lender provided exception for the loan not meeting the guideline requirements. ; Guidelines require a CPA letter confirming ownership and a Verification of business existence within XX days of execution. Please provide a CPA letter and a VOE date X/XX/XX or later.; Received an updated CRSE. CPA letter is required to confirm ownership. Alternate documentation provided to confirm ownership was provided. Compensating Factors : DTI - XXX% (Housing) // XXX% (Total); Payment decrasing by XXX; Reserves of XXXXX Months; Residual Income of $XXXX. Lender provided exception for the loan not meeting the guideline requirements.	02/15/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025808	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/13/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	02/13/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025808	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/13/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/13/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000026374	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/16/2024	Acknowledged	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Guidelines require all DSCR borrowers to own a primary residence. Borrower lives rent free with his XXX.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors inclue: Qualifying Score is XXX, Reserves of XXXXX amd qualifying LTV is XXXXXX.	02/16/2024	02/16/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				D	B	C	B	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000026374	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/16/2024	Cleared	2353	Compliance	Evidence of Rate Lock Not Provided	Evidence of Rate Lock Not Provided	Uploaded the document {XXXXX}	03/01/2024	Evidence of Rate Lock Not Provided; Evidence of Rate Lock Provided. Exception resolved. ; received the rate lock confirmation	03/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				D	B	C	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000026374	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/16/2024	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Revoked	02/16/2024	Third Party Valuation Product Provided; Third Party Valuation Product Provided	03/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				D	B	D	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000026374	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/16/2024	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Uploaded the document {XXXXX}	03/01/2024	Third Party Valuation Product Provided.Exception Resolved. ; Received CDA that supports the appraised value.	03/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				D	B	D	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025692	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/16/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXXXXXXX )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	02/20/2024	02/20/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025692	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/19/2024	Acknowledged	2451	Credit	Residual income does not meet guidelines.	Residual income of XXX does not meet minimum guidelines.Guidelines require a $XXX Residual Income.	Change status of 'Residual income does not meet guidelines.' from Active to Acknowledged by Client.;
CRSE in the file citeds this exception and approval is granted. Compensating factors include: DTI XXXXXX% housing of XXXXX% Total, Verified reserves are XX, XXXX last XX months, Qualifying LTV is XXXXXX	02/19/2024	02/20/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025692	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/19/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025470	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/15/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXXXXXXX )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	02/22/2024	02/22/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025470	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/16/2024	Acknowledged	3436	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client. Lender approved the exception citing XXX FICO, XX% DTI and $XX,XXX residual income per month as the compensating factors.	02/16/2024	02/20/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				D	B	C	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025470	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/16/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/16/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025470	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/15/2024	Cleared	-96468	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXXXX(f)(X)(i) no later than three business days before consummation.; The initial CD issued on XX/XX/XX is missing from the loan file.	initial cd {XXXXX}; Uploaded the document {XXXXX}	02/21/2024	Change status of 'Initial Closing Disclosure Delivery Date Test' from Open Rebuttal to Active.;
CD dated X/XX/XXXX was provided to compliance for review. ; This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXXXXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXXXXX(f)(X)(i) no later than three business days before consummation.	02/22/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025470	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/16/2024	Cleared	2571	Credit	Final Loan Application is Partial	Final Loan Application is Partial; Received an updated XXX and final loan application updating the assets amounts to match the documentation provided. Exception cleared. ; The XXX reflects the borrower had assets of $XXX in the XXX acct XXX and $XXX in XXX acct XXX. The most recent asset documents in the file confirmed the balance in XXX acct was $XXX and the XXX account XXX was of $XXX. Please correct the final XXX to confirm the accurate balances.	Uploaded XXXX and XXXX. {XXXXX}; Uploaded the document {XXXXX}	02/27/2024	Final Loan Application is Present. Received an updated XXXX and final loan application updating the assets amounts to match the documentation provided. Exception cleared.	02/27/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				D	B	D	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025470	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/15/2024	Cleared	2095	Credit	Insufficient cash to close.	Cash to close in the amount of $XXX is greater than the available asset amount of $XXX.; According to the Closing Disclosure the borrower paid $XXX to close the subject loan. The most recent asset documents in the file confirmed the balance in XXX acct was $XXX and the XXX account was $XXXX. As a result, the verified assets were insufficient to close the subject transaction.	Uploaded all assets and XX/XX/XXXX - see notes on XXXX regarding $XXK large deposit into XXX. Borr ha {XXXXX}; Uploaded the document {XXXXX}	02/26/2024	Cash to close in the amount of $XXX is greater than the available asset amount of $XXX.;
;
According to the Closing Disclosure the borrower paid $XXX to close the subject loan. The most recent asset documents in the file confirmed the balance in XXX acct was $XXXX and the XXX account was $XXX. As a result, the verified assets were insufficient to close the subject transaction. ; Sufficient cash to close is documented. Received an upodated XXX and final loan application with documentation for all asset accounts that are matching the loan application. The XXX acct is dated XX/XX/XXXX and shows available balance of $XXX and the large deposit of $XXX was sourced accordingly. updating - exception cleared. ; Received an upodated XXXX and final loan application with documentation for all asset accounts that are matching the loan application. The XXX acct is dated XX/XX/XXXX and shows available balance of $XXX and the large deposit of $XXX was sourced accordingly. updating - exception cleared.	02/26/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025470	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/16/2024	Cleared	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXXX or $XXX.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client. Lender approved an exception to the reserves required citing XXX FICO, XX% DTI and $XXX/mo residual income.	02/16/2024	The liquid reserves of XXXX months or $XXXX, is greater than or equal to the Guidelines minimum required of XXXX or $XXXX.	02/26/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025470	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/15/2024	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (XX CFR §XXXXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(X)(i).; The zero tolerance violation in the amount of $XXX is due to the addition of Discount Points on the final CD. The COC issued on XX/XX/XX was issued less than X business days before consummation date of XX/XX/X which makes it invalid; Need evidence of PCCD. a valid COC or proof of refund to the borrower in the amount of $XXX. The initial CD issued on XX/XX/XX is missing.	This loan passed the charges that cannot increase test. (XX CFR §XXXXXXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXXXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXXXX(e)(X)(i).	02/22/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025805	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/19/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	02/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025805	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/19/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025805	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/19/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025807	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/21/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/21/2024	Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025807	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/21/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXXXXXXX )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	02/22/2024	02/22/2024	Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025807	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/21/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/21/2024	Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026701	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/23/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	02/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026701	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/23/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026701	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/22/2024	Cleared	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Sent CDA {XXXXX}; Uploaded the document {XXXXX}	02/27/2024	Third Party Valuation Product Provided. CDA provided; updating loan accordingly. ; CDA provided; updating loan accordingly.	02/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026701	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/22/2024	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	uploaded CDA to prev condition {XXXXX}	02/27/2024	Third Party Valuation Product Provided. CDA provided; updating loan accordingly. ; CDA provided; updating loan accordingly.	02/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026514	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/27/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	02/27/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026514	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/27/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/27/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026514	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/27/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/27/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027246	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/28/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	02/28/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027246	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/29/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/29/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027246	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/29/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/29/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025554	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/07/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXXXXXXX )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML escrow established, appraisal requirement met	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/08/2023	11/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025554	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	11/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025554	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/07/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025556	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/15/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXXXXXXX )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXXXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXXXX%) by XXX% or more.; No Cure Required. HPML Loan with established escrows and appraisal requirement met. Downgraded	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	11/16/2023	11/16/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025556	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/15/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	11/15/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025556	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/15/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/15/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025556	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/15/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXXXXXXX )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie XXXXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No Cure Required. HPML Loan with established escrows and appraisal requirement met. Downgraded	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/16/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025556	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/15/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	11/15/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025556	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	11/15/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	11/15/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025557	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/15/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Compensation Factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025557	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/15/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Compensation Factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025557	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/14/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXXXXXX )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with escrow established and appraisal requirement met. HPML is allowed per lender guidelines; therefore downgraded to A.			HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	12/15/2023	Qualifying FICO is Greater than the Guideline Minimum - Compensation Factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025557	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/14/2023	Cleared	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division XXX XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
														While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with escrow established and appraisal requirement met. HPML is allowed per lender guidelines; therefore downgraded to A.			HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	12/15/2023	Qualifying FICO is Greater than the Guideline Minimum - Compensation Factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025561	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/28/2023	Cleared	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division XXX XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
														While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met			HPML with established escrows and met appraisal requirements. Allowed per lender guidelines, therefore, downgraded to A.	12/29/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXXXXXXXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025561	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/28/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXXXXXX )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met			HPML with established escrows and met appraisal requirements. Allowed per lender guidelines, therefore, downgraded to A.	12/29/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXXXXXXXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025561	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/29/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXXXXXXXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025561	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/29/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXXXXXXXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025566	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/02/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Compensating Factors

																			Borrower has stable job time - Compensating Factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025566	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/02/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Compensating Factors

																			Borrower has stable job time - Compensating Factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025566	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/02/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Compensating Factors

																			Borrower has stable job time - Compensating Factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025564	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/10/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025564	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/10/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025564	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/10/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025567	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/12/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of % is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of % is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025567	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/12/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of % is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of % is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025567	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/12/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of % is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of % is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025585	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/18/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXXXXXX )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met			HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/19/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025585	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/19/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025585	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/19/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025568	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/18/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025568	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/18/2024	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025568	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/19/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025565	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/18/2024	Cleared		Compliance	Purchase Contract does not Match Final CD	The final CD does not reflect the correct sales price when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) XX CFR XXXXXXXXXX(vii)	X/XX/XXXX: Client Rebuttal	01/22/2024	Received rebuttal email from lender stating the contract addendum in file does in fact have correct sales price of $XXX. Reviewed all pages of the loan package provided and located the document that reflects the correct purchase price. Exception Resolved.	01/22/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025565	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/18/2024	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXXXXXXX )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXXX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met			HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/19/2024	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025565	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/19/2024	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025565	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/19/2024	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/16/2023	Cleared	64514-1	Credit	Missing Payoff Statement	Missing Payoff Statement.			Received Payoff Statement	12/18/2023		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/10/2023	Cleared	64514-2	Credit	Missing One Month Bank Statement	Missing Bank Statement for the Month of XXX for XXX Accounts. the Most Recent X Months' Statements Are Required. Unable To Use XXX Account #XXXX As evidence of Liquidity the Account Is A Margin Account.			Received.	12/12/2023		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/16/2023	Cleared	64514-7	Credit	Missing Closing Protection Letter	Missing CPL	Borrower's Name On XXX (XXX) Does Not Matchborrower Per Data Tape (XXX).	12/14/2023	Borrowers name is XXX	12/18/2023		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/16/2023	Cleared	64514-8	Credit	Missing Title Insurance Policy	Missing evidence of Title Insurance	Borrower's Name On Title Commitment (XXX) Does Not Matchborrower Per Data Tape (Bo XXXXX).	12/14/2023	Borrowers name is XXX	12/18/2023		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/10/2023	Cleared	64514-9	Credit	Missing Experience	Missing LOE documenting Relevant Real Estate Experience. Borrowers Who do not have the Required Experience Are Considered First Time Investors and Are Required To have Dscr > XXXX.			Received.	12/12/2023		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/16/2023	Cleared	64514-10	Credit	Missing 12 Month Payment History	Missing Payment History for the Month of XXX. Payment History In File Is Only Until X/XX/XXXX.			Received XXX's payment proof	12/18/2023		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/16/2023	Cleared	64515-1	Credit	Missing Payoff Statement	Missing Payoff Statement.			Received Payoff Statement	12/18/2023		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/12/2023	Cleared	64515-2	Credit	Missing Bank Statement	Missing Bank Statement for the Month of XXX for XXX Accounts. the Most Recent X Months' Statements Are Required. Unable To Use XXX Account #XXXX As evidence of Liquidity the Account Is A Margin Account.			Received.	12/14/2023		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/16/2023	Cleared	64515-6	Credit	Missing Closing Protection Letter	Missing CPL			Received CPL	12/18/2023		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/16/2023	Cleared	64515-7	Credit	Missing Title Insurance Policy	Missing evidence of Title Insurance	Borrower's Name On CPL (XXX) Does Not Matchborrower Per Data Tape (Bo XXXXX).	12/14/2023	Proposed Borrower on Title matches LLC	12/18/2023		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/12/2023	Cleared	64515-8	Credit	Missing Experience	Missing LOE documenting Relevant Real Estate Experience. Borrowers Who do not have the Required Experience Are Considered First Time Investors and Are Required To have Dscr > XXXX.			Received.	12/14/2023		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/17/2024	Cleared	64515-9	Credit	Missing Conveyance Deed	Missing Warranty Deed From Bo XXXXX To XXX To Show Transfer of Title			Received	01/19/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/10/2024	Cleared	64515-10	Credit	Missing First Payment History	Missing First Payment Letter			Received	02/12/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/10/2024	Cleared	64515-11	Credit	Missing Ach Authorization Form	Missing ACH Authorization form			Received	02/12/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/10/2023	Cleared	64514-3	Credit	Data Tape Discrepancy	Data Tape Discrepancy: Data Tape As Is Value of $XXXK does not Match Appraisal As Is Value of $XXXK.			Received.	12/12/2023		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/10/2023	Cleared	64514-4	Credit	Missing Executed Lease Agreements	Insufficient Lease Agreements: Lease Agreements for Units XXX and XXX of Subject Property Are not Signed By Borrower Bo XXXXX. Bo XXXXX Is Named As the Landlord, However, the Signature for Lessor On Last Page of Lease Agreements Is "XXX". Please Provide Connection Between XXX and Borrower.			Received.	12/12/2023		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/10/2023	Cleared	64515-3	Credit	Missing Executed Lease Agreements	Insufficient Lease Agreement: Lease Agreement for Subject Property Is not Signed By Borrower Bo XXX. Bo XXX Is Named As the Landlord, However, the Signature for Lessor On Last Page of Lease Agreement Is "XXX". Please Provide Connection Between XXX and Borrower.			Received.	12/12/2023		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/12/2023	Cleared	64514-5	Property	Missing Life of Loan Flood Determination	Missing Flood Cert. Required for Life of Loan Status.			Received.	12/14/2023		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/12/2023	Cleared	64515-4	Property	Missing Life of Loan Flood Determination	Missing Flood Cert. Required for Life of Loan Status.			Received.	12/14/2023		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/12/2023	Cleared	64514-6	Property	Insufficient Hazard Insurance Mortgagee Clause	Insufficient Hazard Insurance: Hazard Policy Is Missing Mortgagee Clause Containing Lender Name.			Received.	12/14/2023		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/12/2023	Cleared	64515-5	Property	Insufficient Hazard Insurance Mortgagee Clause	Insufficient Hazard Insurance: Hazard Policy Is Missing Mortgagee Clause Containing Lender Name. Mortgagee Clause On Policy "XXX" does not Match Lender.			Received.	12/14/2023		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026429	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/30/2024	Cleared	BPP3602532-2	Credit	Minimum Title Insurance Coverage	$XXX Title Insurance Coverage < $XXX Minimum Required. Provide Updated Title Commitment			Received	01/25/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026429	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/30/2024	Cleared	BPP3602532-3	Credit	Adverse Credit (Criminal History)	Previous Felony - Background Report Reflects Possible XXX; XXX Class X Felony "XXX." - Missing Disposition			Received records showing charges were dismissed	01/25/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026429	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/30/2024	Cleared	BPP3602532-4	Credit	Missing 12 Month Payment History	Missing XX Month Payment History			Received	01/25/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026429	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/30/2024	Cleared	BPP3602532-5	Credit	Insufficient Title Insurance	Schedule B Part I Items X, X and X Reflect Outstanding Judgments for Prior Title Holder; Sherri Brown. Provide Satisfcation of Judgment Or Updated Title Commitment			Received	01/25/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026044	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/24/2024	Cleared	BPP3602532-1	Property	Missing Appraisal Review	Missing Appraisal Review			Received	01/29/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026429	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/24/2024	Cleared	BPP3602532-1	Property	Missing Appraisal Review	Missing Appraisal Review			Received	01/29/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000024597	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	11/10/2023	Cleared	64305-2	Credit	Missing Payoff Statement	Missing evidence of Payoff Statement			Received	11/21/2023		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000024597	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	11/10/2023	Cleared	64305-3	Credit	Missing Verification of Mortgage	Missing evidence of XX Month Payment History	Revised VOM Omits # Of Late Payments. Please Update VOM With # Of Late Payments	11/21/2023	Received	11/27/2023		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000024597	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	11/10/2023	Cleared	64305-4	Credit	Missing Property Management Agreement	Missing Property Management Agreement Between XXX and Borrowing Entity: XXX			Received	11/16/2023		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000024597	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/18/2023	Cleared	64305-5	Credit	Missing HUD-1	Missing Final Settlement Statement and Proof of Hoi annual Premium Paid			Received	12/21/2023		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000024597	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	12/18/2023	Cleared	64305-6	Credit	Missing First Payment Letter	Missing First Payment Letter			Received	01/08/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000024597	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	11/10/2023	Cleared	64305-1	Property	Missing Hazard Insurance Policy	Missing Hazard Insurance Policy			Received	11/16/2023		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026697	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/03/2024	Cleared	106936-2	Credit	Missing Executed Deed of Trust	Missing Deed of Trust Signed By: XXX To Prove Spousal Consent Was Given In the Subject Transaction			Received Spousal Consent Form	02/26/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026697	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/03/2024	Cleared	106936-1	Credit	Missing Spousal Consent	Missing Spousal Consent. Borrower Being A Natural Persons In A Community Property State, Spousal Consent Is Required Per Guidelines. Provide Spousal Consent	Received NOO Certificate Signed by XXX. Missing Jointly Signed Deed Of Trust	02/15/2024	Received XXX Consent Form	02/26/2024		D	A	C	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026096	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/24/2024	Cleared	106863-1	Credit	Minimum Fico Score	XXX Qualifying Fico Score < XXX Minimum Required for Guarantors Who Are Considered First Time Investors. XXX To Opine	XXX To Opine Whether The Subject Property can be Used To Qualify Experience For First Time Investor	01/19/2024	Received confirmation Subject Property counts as experience as long as it is more than XX months	01/19/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026050	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/24/2024	Cleared	107382-2	Credit	Insufficient Title Insurance	Insufficient Title Insurance: Title Commitment Sch A Item X, Proposed Insured Amount, Reflects $XXX Which Is Less Than Subject Loan Amount of $XXX			Received	01/16/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026050	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/24/2024	Cleared	107382-3	Credit	Missing Payoff Statement	Missing Updated Payoff Statement; Payoff Statement In File Good Thru Date Is XX/XX/XXXX			Received	01/16/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026050	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/24/2024	Cleared	107382-4	Credit	Missing Experience	Missing LOE documenting Relevant Real Estate Experience			Received	01/16/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026050	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/24/2024	Cleared	BPP3602452-1	Property	Missing Appraisal Review	Missing Appraisal Review			Received	01/16/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026824	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	01/28/2024	Cleared	107532-1	Credit	Missing Payoff Statement	Missing Updated Payoff Statement - Payoff Dated In File Has A Good Through Date of XX/XX/XXXX			PP To Close Deal On XX/XX/XXXX	01/30/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000027467	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXX	XXX	ATR/QM: Exempt	Closed	02/05/2024	Cleared	107602-2	Property	Owner Occupied Property	Ineligble Transaction - Subject Property Is XXX Occupied Per Temporary Lease In File Dated XX/XX/XXXX			Received Updated Lease Reflecting XXX As Tenant. Property Is Not XXX Occupied	02/15/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A